Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (21,630)	$ (21,996)	$ (17,801)	$ (13,572)	$ (5,405)	$ (6,419)	$ (61,427)	$ (25,396)	$ (37,744)	$ (12,386)
Cumulative undeclared preferred dividends	(255)			(733)			(1,697)	(2,175)	(2,907)	(1,240)
Net loss attributable to common shareholders	$ (21,885)			$ (14,305)			$ (63,124)	$ (27,571)	$ (40,651)	$ (13,626)
Denominator:
Basic weighted-average common stock outstanding	40,335,457			26,930,318			31,558,538	26,888,896	26,918,484	23,135,975
Diluted weighted-average common stock outstanding	40,335,457			26,930,318			31,558,538	26,888,896	26,918,484	23,135,975
Net loss per share, basic	$ (0.54)			$ (0.53)			$ (2)	$ (1.03)	$ (1.51)	$ (0.59)
Net loss per share, diluted	$ (0.54)			$ (0.53)			$ (2)	$ (1.03)	$ (1.51)	$ (0.59)